Cullen International High Dividend Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.90%
Australia - 3.22%
Rio Tinto Ltd.	104,251	$11,611,337
Sonic Healthcare Ltd.	116,744	1,647,197
		13,258,534
Brazil - 2.78%
PetroleoBrasileiro S.A.	1,104,116	11,447,139

Canada - 4.38%
Enbridge, Inc.	218,445	11,839,280
Power Corp of Canada	129,183	6,217,845
		18,057,125
China - 1.12%
Midea Group Company Ltd.	17,087	182,616
Zijin Mining Group Company Ltd.	1,013,058	4,439,327
		4,621,943
Denmark - 1.42%
Novo Nordisk A/S, Class B	164,030	5,859,918

Finland - 0.04%
UPM-Kymmene OYJ	5,161	159,865

France - 8.69%
BNP Paribas S.A.	800	74,887
Cie de Saint-Gobain S.A.	36,225	2,933,337
Cie Generale des Etablissements Michelin SCA	93,543	3,155,941
Sanofi S.A.	85,263	8,151,821
TotalEnergies S.E.	192,560	18,007,431
TotalEnergies S.E.	500	45,490
Vinci S.A.	23,007	3,413,024
		35,781,931
Germany - 5.99%
Deutsche Post A.G.	26,084	1,349,120
Deutsche Telekom A.G.	238,427	8,804,603
Mercedes-Benz Group A.G.	46,498	2,815,569
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	9,554	5,956,343
Siemens A.G.	24,159	5,743,766
		24,669,401
Ireland - 2.92%
AIB Group plc	896,410	9,340,194
Smurfit WestRock plc	67,173	2,676,844
		12,017,038
Italy - 6.22%
Enel SpA	1,164,620	12,619,409
UniCredit SpA	184,569	12,982,974
		25,602,383
Japan - 15.82%
Bridgestone Corporation	354,340	7,293,850
Komatsu Ltd.	113,300	4,292,483
MS&AD Insurance Group Holdings, Inc.	373,673	9,492,918
Nippon Telegraph & Telephone Corporation	1,797,298	1,780,164
ORIX Corporation	253,424	7,356,199
SoftBank Corporation	8,331,315	11,081,264
Tokio Marine Holdings, Inc.	247,193	11,382,094
Toyota Motor Corporation	625,467	12,461,025
		65,139,997
Mexico - 4.22%
Coca-Cola Femsa S.A.B. de C.V.	557,052	5,424,748
Grupo FinancieroBanorte S.A.B de C.V.	621,789	6,885,410
Prologis Property Mexico S.A. de C.V.	1,153,224	5,034,499
		17,344,657
Netherlands - 3.00%
NN Group N.V.	159,382	12,353,395
	Shares	Fair Value
COMMON STOCKS — 92.90% (Continued)
Norway - 0.88%
DNB Bank ASA	117,072	$3,642,635

Poland - 1.56%
Powszechna Kasa Oszczednosci Bank Polski S.A.	273,879	6,408,848

Singapore - 0.07%
CapLand Ascendas REIT	72,009	138,335
United Overseas Bank Ltd.	6,441	183,601
		321,936
South Korea - 2.81%
KT&G Corporation	109,495	11,589,102

Spain - 3.15%
Iberdrola S.A.	569,051	12,986,491

Sweden - 1.23%
Svenska Handelsbanken A.B., Class A	18,408	239,232
Volvo A.B., Class B	149,528	4,824,646
		5,063,878
Switzerland - 7.07%
Julius Baer Group Ltd.	29,520	2,147,258
Nestle S.A.	5,590	548,254
Novartis A.G. - ADR	109,430	16,715,433
Roche Holding A.G.	18,425	7,251,833
Zurich Insurance Group A.G.	3,460	2,429,361
		29,092,139
Taiwan - 0.94%
ASE Technology Holding Company Ltd.	297,664	3,061,160
Hon Hai Precision Industry Co Ltd.	82,000	481,326
Quanta Computer, Inc.	40,000	348,746
		3,891,232
United Kingdom - 15.37%
3i Group plc	8,188	264,213
BAE Systems plc	405,196	11,798,597
British American Tobacco plc - ADR	200,715	11,735,806
Coca-Cola Europacific Partners plc	24,704	2,239,912
Diageo plc	43,487	803,503
National Grid plc	770,000	12,937,964
Shell plc	209,484	9,934,367
Tesco plc	1,100,242	6,889,437
Unilever PLC	120,525	6,698,315
		63,302,114
Total Common Stocks (Cost $297,641,123)		382,611,701
EXCHANGE-TRADED FUNDS — 2.71%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	121,910	11,171,832
Total Exchange-Traded Funds (Cost $11,177,294)		11,171,832
PREFERRED STOCK — 0.52%
South Korea - 0.52%
Samsung Electronics Company Ltd.	28,207	2,137,835
Total Preferred Stock (Cost $906,409)		2,137,835
RIGHT — 0.00%(a)
Singapore - 0.00%(a)
CapitaLand Ascendas REIT(b)	2,016	188
Total Right Cost ($226)		188
Total Investments - 96.13%
(Cost $309,725,052)		$395,921,556
Other Assets in Excess of Liabilities - 3.87%		15,940,468
NET ASSETS - 100.00%		$411,862,024

(a)	Percentage rounds to less than 0.01%.

(b)	Non-income producing security.

See Notes to Schedule of Investments

Cullen International High Dividend Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments

Cullen High Dividend Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.15%
Communications - 6.34%
AT&T, Inc.	640,945	$18,580,996
BCE, Inc.	274,371	6,925,124
Comcast Corporation, Class A	309,462	8,884,654
Omnicom Group, Inc.	89,081	6,708,690
		41,099,464
Consumer Discretionary - 5.21%
Genuine Parts Company	104,188	11,017,881
Lowe’s Companies, Inc.	63,247	14,944,001
Restaurant Brands International, Inc.	105,400	7,789,060
		33,750,942
Consumer Staples - 9.48%
Altria Group, Inc.	182,216	12,024,434
Diageo plc - ADR	87,980	6,550,111
Philip Morris International, Inc.	101,570	16,793,583
Target Corporation	97,439	11,809,607
Unilever plc - ADR	249,717	14,226,377
		61,404,112
Energy - 8.36%
Chevron Corporation	77,192	15,971,025
ConocoPhillips	152,405	20,117,460
Exxon Mobil Corporation	106,577	18,081,854
		54,170,339
Financials - 20.01%
Bank of America Corporation	387,142	18,873,172
Chubb Ltd.	61,054	19,899,330
Citigroup, Inc.	187,803	21,298,737
JPMorgan Chase & Company	62,524	18,392,060
Morgan Stanley	122,881	20,222,526
Travelers Companies, Inc. (The)	70,035	20,427,809
Truist Financial Corporation	229,443	10,547,495
		129,661,129
Health Care - 15.82%
Becton Dickinson & Company	35,817	5,631,507
Johnson & Johnson	109,994	26,886,934
Medtronic plc	180,663	15,654,449
Merck & Company, Inc.	146,655	17,641,130
Novartis AG - ADR	136,354	20,828,074
Pfizer, Inc.	301,136	8,455,899
UnitedHealth Group, Inc.	27,555	7,456,107
		102,554,100
Industrials - 13.39%
General Dynamics Corporation	56,158	19,274,549
Johnson Controls International plc	141,249	18,496,557
RTX Corporation	114,567	22,099,974
Siemens AG - ADR	145,634	17,749,872
United Parcel Service, Inc., Class B	92,550	9,105,069
		86,726,021
Materials - 1.23%
Dow, Inc.	190,844	7,948,653

Real Estate - 4.73%
Crown Castle, Inc.	118,709	9,652,229
Healthpeak Properties, Inc.	560,577	9,210,280
VICI Properties, Inc.	431,003	11,775,002
		30,637,511
Technology - 8.24%
Broadcom, Inc.	47,374	14,662,727
Cisco Systems, Inc.	271,623	21,075,229
Microsoft Corporation	31,448	11,641,106
QUALCOMM, Inc.	46,472	5,984,664
		53,363,726
Utilities - 6.34%
Duke Energy Corporation	143,438	18,781,772
NextEra Energy, Inc.	239,739	22,266,958
		41,048,730
	Shares	Fair Value
COMMON STOCKS — 99.15% (Continued)
Total Common Stocks (Cost $292,353,080)		$642,364,727

Total Investments - 99.15%
(Cost $292,353,080)		$642,364,727
Other Assets in Excess of Liabilities - 0.85%		5,506,250
NET ASSETS - 100.00%		$647,870,977

ADR	- American Depositary Receipt

See Notes to Schedule of Investments

Cullen Small Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.03%
Consumer Discretionary - 21.23%
Carter’s, Inc.	3,879	$138,713
Fortune Brands Innovations, Inc.	4,340	169,130
M/I Homes, Inc.(a)	3,314	405,799
Malibu Boats, Inc., Class A(a)	8,812	228,407
Marriott Vacations Worldwide Corporation	8,655	563,614
Masterbrand, Inc.(a)	46,993	390,512
		1,896,175
Consumer Staples - 2.47%
John B Sanfilippo & Son, Inc.	2,780	220,537

Energy - 7.99%
Coterra Energy, Inc.	3,720	130,721
Helmerich & Payne, Inc.	4,222	152,119
Select Water Solutions, Inc., Class A	8,427	128,933
SM Energy Company	4,628	144,301
Viper Energy, Inc., Class A	3,355	157,651
		713,725
Financials - 29.52%
Ameris Bancorp	2,518	196,379
Enterprise Financial Services Corporation	4,593	248,527
First Horizon Corporation	13,645	310,560
First Interstate BancSystem, Inc., Class A	5,226	174,548
LendingTree, Inc.(a)	8,333	357,319
loanDepot, Inc., Class A(a)	207,371	294,467
PennyMac Financial Services, Inc.	3,518	307,473
Simmons First National Corporation, Class A	12,655	246,140
SouthState Bank Corporation	2,432	225,009
WesBanco, Inc.	8,013	276,368
		2,636,790
Health Care - 1.96%
Varex Imaging Corporation(a)	16,478	174,832

Industrials - 8.67%
Barrett Business Services, Inc.	12,036	351,210
Belden, Inc.	2,730	313,486
Korn Ferry	1,739	109,470
		774,166
Materials - 14.21%
Avient Corporation	13,071	474,477
Huntsman Corporation	29,897	397,929
Quaker Chemical Corporation	3,190	396,294
		1,268,700
Real Estate - 13.13%
Cousins Properties, Inc.	14,566	328,755
Douglas Elliman, Inc.(a)	254,580	417,511
Highwoods Properties, Inc.	10,724	229,601
Newmark Group, Inc., Class A	13,106	196,459
		1,172,326
Utilities - 0.85%
Portland General Electric Company	1,440	75,989

Total Common Stocks (Cost $8,377,663)		8,933,240

Total Investments - 100.03%
(Cost $8,377,663)		$8,933,240
Liabilities in Excess of Other Assets - (0.03)%		(2,600)
NET ASSETS - 100.00%		$8,930,640

(a)	Non-income producing security.

See Notes to Schedule of Investments

Cullen Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.28%
Communications - 4.97%
Comcast Corporation, Class A	12,155	$348,970
Verizon Communications, Inc.	11,700	587,341
Versant Media Group, Inc.	486	17,992
Walt Disney Company (The)	4,773	460,021
		1,414,324
Consumer Discretionary - 5.56%
BorgWarner, Inc.	9,045	490,782
Daimler A.G. - ADR	22,750	346,938
Lowe’s Companies, Inc.	3,145	743,100
		1,580,820
Consumer Staples - 5.38%
Archer-Daniels-Midland Company	5,149	374,281
Magnum Ice Cream Company N.V. (The)(a)	2,478	37,046
Mondelez International, Inc., Class A	8,495	489,652
Unilever plc - ADR	11,016	627,582
		1,528,561
Energy - 5.55%
Chevron Corporation	4,044	836,704
ConocoPhillips	5,621	741,972
		1,578,676
Financials - 23.62%
Allstate Corporation (The)	4,396	911,467
American Express Company	1,759	532,062
Bank of America Corporation	15,380	749,775
Chubb Ltd.	2,860	932,159
Citigroup, Inc.	12,716	1,442,122
JPMorgan Chase & Company	2,995	881,009
Morgan Stanley	5,890	969,317
Truist Financial Corporation	6,575	302,253
		6,720,164
Health Care - 16.53%
Becton Dickinson & Company	2,033	319,649
Bristol-Myers Squibb Company	6,960	422,124
Cigna Group (The)	2,202	587,383
Johnson & Johnson	3,988	974,827
Medtronic plc	7,005	606,983
Merck & Company, Inc.	5,697	685,292
Pfizer, Inc.	21,860	613,829
UnitedHealth Group, Inc.	1,510	408,591
Waters Corporation(a)	275	81,895
		4,700,573
Industrials - 17.23%
Boeing Company (The)(a)	2,417	481,056
Canadian National Railway Company	4,242	435,950
General Dynamics Corporation	2,325	797,987
Johnson Controls International plc	6,950	910,102
RTX Corporation	6,897	1,330,431
Sensata Technologies Holding plc	8,175	287,924
Siemens A.G. - ADR	5,400	658,151
		4,901,601
Materials - 3.49%
Axalta Coating Systems Ltd.(a)	14,400	398,880
Packaging Corporation of America	2,800	594,216
		993,096
Technology - 13.29%
Applied Materials, Inc.	4,157	1,420,821
Arrow Electronics, Inc.(a)	5,622	806,251
Cisco Systems, Inc.	12,901	1,000,988
Oracle Corporation	3,750	551,663
		3,779,723
Utilities - 2.66%
NextEra Energy, Inc.	8,155	757,436

Total Common Stocks (Cost $14,340,378)		27,954,974
Fair Value
Total Investments - 98.28%
(Cost $14,340,378)	$27,954,974
Other Assets in Excess of Liabilities - 1.72%	490,020
NET ASSETS - 100.00%	$28,444,994

(a)	Non-income producing security.

ADR	- American Depositary Receipt

See Notes to Schedule of Investments

Cullen Emerging Markets High Dividend Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 81.20%
Brazil - 7.64%
Axia Energia	3,319,025	$37,499,270
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	5,019,130	26,551,373
Petroleo Brasileiro S.A.	5,508,577	57,111,252
SLC Agricola S.A.	852,911	3,067,782
Transmissora Alianca de Energia Eletrica S.A.	2,388,339	19,795,425
		144,025,102
China - 10.82%
Alibaba Group Holding Ltd.	1,426,200	21,644,973
BYD Company Ltd., Class H	10,000	134,932
China Construction Bank Corporation, Class H	53,415,185	57,155,278
Midea Group Company Ltd.	1,176,739	12,576,327
PetroChina Company Ltd., Class H	30,843,000	42,285,818
Sands China Ltd.	2,045,000	4,300,744
Tencent Holdings Ltd.	625,192	38,591,213
Zijin Mining Group Company Ltd.	6,209,646	27,211,323
		203,900,608
Greece - 2.73%
Eurobank S.A.	9,355,992	36,853,006
OPAP Holding S.A.	969,570	14,669,061
		51,522,067
Hong Kong - 3.14%
AIA Group Ltd.	3,490,100	37,767,599
Galaxy Entertainment Group Ltd.	4,821,000	21,519,631
		59,287,230
Hungary - 0.68%
Gedeon Richter plc	360,795	12,848,137

India - 7.38%
Embassy Office Parks REIT	3,743,668	16,850,990
ICICI Bank Ltd. - ADR	917,533	23,764,105
IRB InvIT Fund 144A(a)	15,930,050	10,285,880
NHPC Ltd.	23,531,007	18,578,253
NTPC Ltd.	8,050,820	31,958,262
Oil & Natural Gas Corporation Ltd.	1,000	3,049
Power Grid Corporation of India Ltd.	2,644,632	8,386,537
REC Ltd.	2,049,663	6,697,361
State Bank of India	2,160,687	22,663,710
		139,188,147
Kazakhstan - 1.47%
Kaspi.KZ JSC - ADR	100	7,407
NAC Kazatomprom JSC	355,626	27,738,828
		27,746,235
Luxembourg - 2.56%
Millicom International Cellular S.A.	643,141	48,196,987

Malaysia - 1.49%
Tenaga Nasional Bhd	8,161,149	28,016,787

Mexico - 6.02%
Arca Continental S.A.B. de C.V.	2,504,968	28,855,648
Coca-Cola Femsa S.A.B. de C.V.	2,286,835	22,269,922
Grupo Financiero Banorte S.A.B. de C.V.	2,995,988	33,176,214
Prologis Property Mexico S.A. de C.V.	6,672,050	29,127,412
		113,429,196
Panama - 1.79%
Copa Holdings S.A., Class A	297,495	33,798,407

Philippines - 2.25%
DigiPlus Interactive Corporation	10,494,610	2,769,119
International Container Terminal Services, Inc.	3,482,730	39,564,606
		42,333,725
Poland - 2.19%
Bank Polska Kasa Opieki S.A.	1	59
	Shares	Fair Value
COMMON STOCKS — 81.20% (Continued)
Poland - 2.19% (Continued)
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,764,135	$41,281,268
		41,281,327
Saudi Arabia - 0.02%
Saudi Arabian Oil Company	55,500	405,178

Singapore - 0.04%
Capitaland India Trust	976,000	766,687

South Korea - 12.09%
HD Korea Shipbuilding & Offshore Engineering Company Ltd.	117,000	26,758,190
Hyundai Motor Company	90,501	26,804,858
KB Financial Group, Inc.	145,136	13,692,097
KIWOOM Securities Company Ltd.	63,500	17,330,030
KT&G Corporation	422,352	44,702,319
Macquarie Korea Infrastructure Fund	44,989	335,592
Samsung Electronics Company Ltd.	882,793	98,131,308
		227,754,394
Taiwan - 12.50%
ASE Technology Holding Company Ltd.	4,974,207	51,154,463
Hon Hai Precision Industry Company Ltd.	4,286,000	25,158,094
MediaTek, Inc.	12,770	595,664
Quanta Computer, Inc.	485,000	4,228,548
Sinbon Electronics Company Ltd.	109,738	862,293
Sunonwealth Electric Machine Industry Company Ltd.	4,217,395	16,239,539
Taiwan Semiconductor Manufacturing Company Ltd.	1,404,400	77,379,833
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	119,563	40,406,316
Wiwynn Corporation	190,901	19,721,795
		235,746,545
Turkey - 0.04%
KOC Holding A.S.	171,050	749,770

United Arab Emirates - 3.38%
Air Arabia PJSC	8,727,975	9,670,031
Aldar Properties PJSC	16,362,264	34,697,709
Emaar Development PJSC	96,960	356,325
Emaar Properties PJSC	373,900	1,190,862
Emirates NBD Bank PJSC	2,097,800	15,275,936
TECOM Group PJSC	3,113,308	2,601,839
		63,792,702
United Kingdom - 2.39%
Anglo American plc	835,923	35,172,184
Metlen Energy & Metals plc(b)	256,050	9,884,501
		45,056,685
Vietnam - 0.58%
Gemadept Corporation	3,494,600	10,552,290
Ho Chi Minh City Securities Corporation	526,700	454,121
		11,006,411

Total Common Stocks (Cost $1,131,883,784)		1,530,852,327
EXCHANGE-TRADED FUNDS — 1.99%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	409,770	37,551,323
Total Exchange-Traded Funds (Cost $37,569,681)		37,551,323
PARTICIPATION (EQUITY LINKED) NOTES — 8.29%
China - 8.29%
Contemporary Amperex Technology Company Ltd.(b)	1,554,683	90,402,155
Weichai Power Company Ltd.(b)	18,799,895	65,966,463
		156,368,618
Total Participation (Equity Linked) Notes
(Cost $119,957,418)		156,368,618

See Notes to Schedule of Investments

Cullen Emerging Markets High Dividend Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 2.82%
Brazil - 2.82%
Axia Energia(b)	390,887	$4,266,925
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes(b)	773,932	3,796,780
Itau Unibanco Holding S.A.	5,383,942	45,195,779
		53,259,484
Total Preferred Stocks (Cost $45,318,307)		53,259,484
Total Investments - 94.30%
(Cost $1,334,729,190)		$1,778,031,752
Other Assets in Excess of Liabilities - 5.70%		107,516,968
NET ASSETS - 100.00%		$1,885,548,720

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of Rule 144A securities is $10,285,880 or 0.55% of net assets.

(b)	Non-income producing security.

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments

Cullen Enhanced Equity Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.98%
Communications - 8.51%
BCE, Inc.	162,229	$4,094,660
Comcast Corporation, Class A	174,807	5,018,709
Verizon Communications, Inc.	58,362	2,929,772
		12,043,141
Consumer Discretionary - 2.86%
Genuine Parts Company	38,278	4,047,899

Consumer Staples - 8.75%
Altria Group, Inc.(a)	68,176	4,498,934
Keurig Dr Pepper, Inc.	149,060	3,924,750
Sysco Corporation	55,418	3,952,966
		12,376,650
Energy - 11.83%
ConocoPhillips	53,428	7,052,496
EOG Resources, Inc.	32,053	4,633,902
Exxon Mobil Corporation	29,800	5,055,868
		16,742,266
Financials - 15.92%
American International Group, Inc.	46,005	3,461,876
Bank of America Corporation(a)	75,661	3,688,474
Citigroup, Inc.(a)	43,000	4,876,630
First Horizon Corporation(a)	151,535	3,448,937
PNC Financial Services Group, Inc. (The)	13,221	2,751,158
Truist Financial Corporation	93,551	4,300,539
		22,527,614
Health Care - 16.94%
Becton Dickinson & Company	24,048	3,781,067
Bristol-Myers Squibb Company	90,732	5,502,896
Medtronic plc	65,423	5,668,903
Merck & Company, Inc.(a)	48,386	5,820,352
UnitedHealth Group, Inc.	11,805	3,194,315
		23,967,533
Industrials - 9.25%
General Dynamics Corporation	8,157	2,799,646
Honeywell International, Inc.	16,520	3,734,016
Union Pacific Corporation	12,000	2,911,440
United Parcel Service, Inc., Class B	37,000	3,640,059
		13,085,161
Materials - 4.30%
PPG Industries, Inc.	31,989	3,418,984
Smurfit WestRock plc	66,740	2,659,589
		6,078,573
Real Estate - 6.05%
Healthpeak Properties, Inc.(a)	237,925	3,909,108
VICI Properties, Inc.	170,385	4,654,918
		8,564,026
Technology - 7.54%
Cisco Systems, Inc.	73,600	5,710,624
International Business Machines Corporation	11,500	2,787,485
QUALCOMM, Inc.	16,858	2,170,973
		10,669,082
Utilities - 7.03%
Duke Energy Corporation(a)	37,374	4,893,752
PPL Corporation(a)	132,101	5,046,258
		9,940,010

Total Common Stocks (Cost $131,335,338)		140,041,955

Total Investments - 98.98%
(Cost $131,335,338)		$140,041,955
Other Assets in Excess of Liabilities - 1.02%		1,448,772
NET ASSETS - 100.00%		$141,490,727
(a)	Pledged security; a portion or all of the security pledged as collateral for written options in the amount of $27,632,853 as of March 31, 2026.

SCHEDULE OF WRITTEN OPTION CONTRACTS

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options - (0.25%)
Altria Group, Inc.	(681)	$(4,493,919)	$70.00	April 2026	$(14,301)
Bank of America Corporation	(379)	(1,847,625)	51.00	April 2026	(23,498)
Citigroup, Inc.	(215)	(2,438,315)	125.00	April 2026	(13,115)
ConocoPhillips	(268)	(3,537,600)	142.00	April 2026	(25,460)
Duke Energy Corporation	(373)	(4,884,062)	135.00	April 2026	(26,483)
Exxon Mobil Corporation	(149)	(2,527,934)	185.00	April 2026	(13,559)
First Horizon Corporation	(758)	(1,725,208)	24.00	April 2026	(30,320)
Healthpeak Properties, Inc.	(2,379)	(3,908,697)	17.50	April 2026	(47,580)
Merck & Company, Inc.	(483)	(5,810,007)	122.00	April 2026	(114,471)
PPL Corporation	(661)	(2,525,020)	38.00	April 2026	(40,321)
Total Written Call Options (Premiums received $375,816)					$(349,108)

See Notes to Schedule of Investments

ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds’ adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2025, all written option contracts held are exchange-traded.

Equity Linked Certificates/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in equity linked certificates (“ELCs”). The Funds may purchase ELCs pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. ELCs are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. ELCs involve transaction costs, which may be higher than those applicable to the equity securities. An investment in an ELC may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the ELC’s performance may differ from that of the underlying security. The holder of the ELC is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for an ELC or that the trading price of an ELC will equal the value of the underlying security. ELCs are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2026 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$382,611,701	$—	$—	$382,611,701
Exchange-Traded Funds	11,171,832	—	—	11,171,832
Preferred Stock	2,137,835	—	—	2,137,835
Right	—	188	—	188
Total	$395,921,368	$188	$—	$395,921,556

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$642,364,727	$—	$—	$642,364,727
Total	$642,364,727	$—	$—	$642,364,727

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$8,933,240	$—	$—	$8,933,240
Total	$8,933,240	$—	$—	$8,933,240

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$27,954,974	$—	$—	$27,954,974
Total	$27,954,974	$—	$—	$27,954,974

Cullen Emerging Markets High Dividend Fund
Common Stocks	$1,530,852,327	$—	$—	$1,530,852,327
Exchange-Trade Funds	37,551,323	—	—	37,551,323
Participation (Equity Linked) Notes(b)	—	156,368,617	—	156,368,617
Preferred Stocks	53,259,484	—	—	53,259,484
Total	$1,621,663,134	$156,368,617	$—	$1,778,031,751

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$140,041,955	$—	$—	$140,041,955
Total	$140,041,955	$—	$—	$140,041,955
Other Financial Instruments(c)
Written Options	$—	$(349,108)	$—	$(349,108)
Total	$—	$(349,108)	$—	$(349,108)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participation (Equity Linked) Notes are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.